CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Operating revenues
Direct financing lease interest income - related parties	$ 23,164	$ 28,489	$ 55,385
Direct financing and sales-type lease interest income - other	0	3,018	4,231
Finance lease service revenues - related parties	23,530	26,650	52,390
Finance lease service revenues - other	0	825	1,846
Profit sharing revenues from related parties	14,290	100	770
Time charter revenues - related parties	4,846	1,935	5,647
Time charter revenues - other	37,045	38,937	77,778
Bareboat charter revenues - related parties	9,071	9,103	18,324
Bareboat charter revenues - other	24,539	21,177	42,705
Voyage charter revenues - other	16,866	0	9,724
Other operating income	2,305	844	2,060
Total operating revenues	155,656	131,078	270,860
Gain on sale of assets and termination of charters	15,197	18,025	18,025
Operating expenses
Vessel operating expenses - related parties	24,807	27,869	54,916
Vessel operating expenses - other	32,935	19,360	50,618
Depreciation	31,661	28,337	58,436
Administrative expenses - related parties	495	233	439
Administrative expenses - other	3,523	3,678	7,110
Total operating expenses	93,421	79,477	171,519
Net operating income	77,432	69,626	117,366
Non-operating income / (expense)
Interest income – related parties, associated companies	11,866	9,788	19,575
Interest income – related parties, other	1,868	0	482
Interest income - other	7,652	5,012	10,023
Interest expense - other	(42,573)	(44,184)	(87,225)
Gain/(loss) on purchase of bonds	(21)	(1,109)	(1,218)
Other financial items, net	(7,151)	2,779	2,003
Net income before equity in earnings of associated companies	49,073	41,912	61,006
Equity in earnings of associated companies	14,019	15,530	28,200
Net income	$ 63,092	$ 57,442	$ 89,206
Per share information:
Basic earnings per share (in dollars per share)	$ 0.68	$ 0.67	$ 1.00
Weighted average number of shares outstanding, basic	93,277	85,694	89,508
Diluted earnings per share (in dollars per share)	$ 0.64	$ 0.60	$ 0.99
Weighted average number of shares outstanding, diluted	116,668	107,996	95,424